UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2     68130

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-851-2525

Date of fiscal year end:

10/31

Date of reporting period:   1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Belvedere Alternative Income Fund
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
Contracts		Expiration Date	Exercise Price	Value

	PURCHASED CALL OPTIONS - 0.0%
25	S&P 500 Future (Premiums $1,250)	1/31/2013	$ 1,545	$ 313

	TOTAL INVESTMENT - 0.0% (Cost $1,250) (a)			$ 313
	TOTAL CALL OPTIONS WRITTEN 0.0% (Proceeds $12,500)			(313)
	TOTAL PUT OPTIONS WRITTEN 0.0% (Proceeds $11,875)			(313)
	OTHER ASSETS & LIABILITIES - 100.0%			3,189,044
	NET ASSETS - 100.0%			$ 3,188,731

	SCHEDULE OF CALL OPTIONS WRITTEN - 0.0%
25	S&P 500 EOM Opt (Euro Style) (Proceeds $12,500)	1/31/2013	1,510	313

	SCHEDULE OF PUT OPTIONS WRITTEN - 0.0%
25	S&P 500 EOM Opt (Euro Style) (Proceeds $11,875)	1/31/2013	1,490	313

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same.

and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 23,750
		Unrealized Depreciation:		(938)
		Net Unrealized Appreciation:		$ 22,812

Belvedere Alternative Income Fund
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
January 31, 2013

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Open-end funds are valued at their respective net asset values as reported by such investment companies.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's assets and liabilities as of January 31, 2013:

Assets	Level 1	Level 2	Level 3	Total
Purchased Call Optioins	$ 313	$ -	$ -	$ 313
Total Assets	$ 313	$ -	$ -	$ 313

Liablities
Call Options Written	$ 313	$ -	$ -	$ 313
Put Options Written	$ 313	$ -	$ -	$ 313
Total Liabilities	$ 626	$ -	$ -	$ 626

Belvedere Alternative Income Fund
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Fund did not hold any level 3 securities during the period.

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

GAAP requires disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utitlized by the Fund as of January 31, 2013 categorized by risk exposure:

Risk Exposure Category	Unrealized
Equity	$ 22,812

The amounts of derivative instruments disclosed on the Portfolio of Investments at January 31, 2013 is a reflection of the volume of derivative activity for the Fund.

A summary of option contracts written for the period ended January 31, 2013 were as follows:

	Call Options		Put Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding beginning of period	-	$ -	-	$ -
Options written	53	28,775	27	14,375
Options closed	(27)	(15,775)	(2)	(2,500)
Options exercised	-	-	-	-
Options expired	(1)	(500)	-	-
Options outstanding end of period	25	$ 12,500	25	$ 11,875

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

4/1/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

4/1/2013

By

*/s/ James Colantino

       James Colantino, Treasurer

Date

4/1/2013